(LOSSES) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
(LOSSES) EARNINGS PER SHARE
Schedule of basic and diluted (losses) earnings per share

	For the years ended December 31,
	2023		2024		2025
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to SOLAI Limited’s ordinary shareholders used in calculating losses per ordinary share—basic	(25,384)	—	(6,854)	—	(33,877)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,102,373,715	99	1,171,663,331	99	1,727,119,129	99
Denominator used for losses per share	1,102,373,715	99	1,171,663,331	99	1,727,119,129	99
Losses per share from continuing operations — basic	(0.03)	—	(0.01)	—	(0.02)	—

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to SOLAI Limited’s ordinary shareholders used in calculating losses per ordinary share— diluted	(25,384)	—	(6,854)	—	(33,877)	—
Reallocation of net loss from continuing operations attributable to SOLAI Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	—	—	—	—
Net loss from continuing operations attributable to ordinary shareholders	(25,384)	—	(6,854)	—	(33,877)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,102,373,715	99	1,171,663,331	99	1,727,119,129	99
Conversion of Class B to Class A ordinary shares	99	—	99	—	99	—
Denominator used for losses per share	1,102,373,814	99	1,171,663,430	99	1,727,119,228	99
Losses per share from continuing operations—diluted	(0.03)	—	(0.01)	—	(0.02)	—

Losses from continuing operations per ADS*:
Denominator used for losses per ADS - basic	11,023,737	—	11,716,633	—	17,271,191	—
Denominator used for losses per ADS - diluted	11,023,738	—	11,716,634	—	17,271,192	—
Losses from continuing operations per ADS – basic	(2.30)	—	(0.58)	—	(1.96)	—
Losses from continuing operations per ADS – diluted	(2.30)	—	(0.58)	—	(1.96)	—

	For the years ended December 31,
	2023		2024		2025
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

(Losses) earnings per share from discontinued operations—basic:
Numerator:
Allocation of net (loss) income from discontinued operations attributable to SOLAI Limited’s ordinary shareholders used in calculating (losses) earnings per ordinary share—basic	(3,326)	—	18,927	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,102,373,715	99	1,171,663,331	99	1,727,119,129	99
Denominator used for (losses) earnings per share	1,102,373,715	99	1,171,663,331	99	1,727,119,129	99
(Losses) earnings per share from discontinued operations — basic	(0.00)	—	0.02	—	—	—

(Losses) earnings per share from discontinued operations—diluted:
Numerator:
Allocation of net (loss) income from discontinued operations attributable to SOLAI Limited’s ordinary shareholders used in calculating (losses) earnings per ordinary share— diluted	(3,326)	—	18,927	—	—	—
Reallocation of net (losses) earnings from discontinued operations attributable to SOLAI Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	—	—	—	—
Net (loss) income from discontinued operations attributable to ordinary shareholders	(3,326)	—	18,927	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,102,373,715	99	1,171,663,331	99	1,727,119,129	99
Conversion of Class B to Class A ordinary shares	99	—	99	—	99	—
Denominator used for (losses) earnings per share	1,102,373,814	99	1,171,663,430	99	1,727,119,228	99
(Losses) earnings per share from discontinued operations—diluted	(0.00)	—	0.02	—	—	—

(Losses) earnings from discontinued operations per ADS *:
Denominator used for (losses) earnings per ADS - basic	11,023,737	—	11,716,633	—	17,271,191	—
Denominator used for (losses) earnings per ADS - diluted	11,023,738	—	11,716,634	—	17,271,192	—
(Losses) earnings from discontinued operations per ADS – basic	(0.30)	—	1.61	—	—	—
(Losses) earnings from discontinued operations per ADS – diluted	(0.30)	—	1.61	—	—	—

*     American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.